9a. LINE OF CREDIT - ROEN VENTURES	12 Months Ended
Dec. 31, 2014
Line of Credit Facility [Abstract]
Line of Credit - Roen Ventures

On March 1, 2013, the Company issued a Promissory Note (the “Note”) to Roen Ventures, LLC, a Nevada limited liability company (“Roen Ventures”), in exchange for loans provided and to be provided in the future in an amount of up to $2,000,000, subsequently increased to $6,000,000. As of December 31, 2013, the principal balance of the Note was $6,092,069. The Note was an unsecured obligation of the Company accruing interest at 5% that was due on July 25, 2015. As previously disclosed in our Current Report on Form 8-K filed with the SEC on July 31, 2013, the disinterested members of our Board of Directors (the “Board”) approved an amendment to the terms of the Note to increase the credit line to $6,000,000 and provide for the ability of Roen Ventures to convert, at its sole discretion, the outstanding balance of the Note into shares of the common stock of the Company at a conversion price determined following the conclusion of a valuation of the Company’s common stock. The valuation determined pursuant to ASC 718 Stock Compensation that the fair market value of our restricted common stock was $0.68 per share. On November 7, 2013, disinterested members of the Board approved an amendment to the Note to allow for conversion of the Note at a conversion price equal to $0.60 per share, which represents a discount of approximately 12% off the fair market value of our restricted common stock.

The Company has determined that the conversion feature is considered a beneficial conversion feature and determined its value on the date of the amendment for $6,000,000 on July 25, 2013 to be $800,000. The Company calculated the beneficial conversion feature at its intrinsic value. Accordingly, the beneficial conversion feature was accounted for as a debt discount to the Note and was amortized using the effective interest method as interest expense over the remaining life of the Note or upon conversion, if sooner. The amortization of debt discounts for the years ended December 31, 2014 and 2013 was $589,474 and $210,526, respectively, and is included in interest expense in the accompanying consolidated statements of operations.

On January 22, 2014, Roen Ventures LLC delivered a Notice of Election to Convert to Common Shares. As a result, in January 2014 the Company issued a total of 10,000,000 shares of the Company’s common stock under the terms of the Conversion Notice.